Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per Share

Note 24 – Earnings per Share

Data used in calculation of the basic / diluted earnings per share

A.	Profit/(Loss) allocated to the holders of the ordinary shareholders

	For the year ended December 31,
	2021	2020	2019
	$ Thousands
Profit/(loss) for the year attributable to Kenon’s shareholders	930,273	507,106	(13,359)
Profit for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	-	8,476	24,653
Profit/(loss) for the year from continuing operations attributable to Kenon’s shareholders	930,273	498,630	(38,012)

B.	Number of ordinary shares

	For the year ended December 31
	2021	2020	2019
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,879	53,870	53,856